Operating segments - Summary of Reconciliation of Consolidated Operating Costs and Expenses to Segment External Expenses (Details) - RUB (₽) ₽ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Operating segments
Consolidated operating costs and expenses (exclusive of depreciation and amortization)	₽ 951,065	₽ 1,131,968	₽ 2,089,684	₽ 2,065,508
Adjusted for:
IPO-related costs		(142,267)		(188,294)
Insurance cover related to IPO	(15,939)	(22,810)	(54,772)	(22,810)
Other financing and transactional costs	(7,425)		(33,464)
Management incentive agreement (Note 18)	(53,041)	(88,389)	(106,547)	(97,364)
Grant of shares to the Board of Directors (including social taxes) (Note 25(b))	(6,217)		(12,298)
Restructuring costs				(1,541)
Other	(1,929)	541	(3,092)
Segment External expenses (as presented to the CODM)	₽ 866,514	₽ 879,043	₽ 1,879,511	₽ 1,755,499